Accounting for Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting for Warrant Liability [Abstract]
Schedule of Warrant Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At September 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$56,000	$—	$56,000	$—
Private Placement Warrants	56,000	—	56,000	—

Warrant liability at September 30, 2023	$112,000	$—	$112,000	$—

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—

The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—

Description	At December 31, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$8,300,000	$8,300,000	$—	$—
Private Placement Warrants	4,620,000	—	4,620,000	—

Warrant liability at December 31, 2021	$12,920,000	$8,300,000	$4,620,000	$—

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities during the year ended December 31, 2022:

	Public	Private Placement	Warrant Liabilities
Fair value measurement on December 31, 2021	$8,300,000	$4,620,000	$12,920,000
Change in fair value	(8.000,000)	(4,453,000)	(12,453,000)

Fair value as of December 31, 2022	$300,000	$167,000	$467,000

The following table presents the changes in the fair value of warrant liabilities during the year ended December 31, 2021:

	Public	Private Placement	Warrant Liabilities
Fair value measurement on December 31, 2020	$—	$—	$—
Fair value at inception of the warrants on January 14, 2021	14,100,000	7,849,000	21,949,000
Change in fair value	(5,800,000)	(3,229,000)	(9,029,000)

Fair value as of December 31, 2021	$8,300,000	$4,620,000	$12,920,000